UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          02/03/08
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $75,506,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED AUTO PARTS            COM              00751Y106      744    22100 SH       SOLE                                      22100
AGILENT TECHNOLOGIES INC       COM              00846U101     2029   129800 SH       SOLE                                     129800
ALCOA INC COM                  COM              013817101      368    32683 SH       SOLE                                      32683
AMERICAN EAGLE OUTFITTERS      COM              02553E106      534    57000 SH       SOLE                                      57000
AMGEN INC                      COM              031162100     4083    70700 SH       SOLE                                      70700
ANADARKO PETROLEUM CORP        COM              032511107      319     8282 SH       SOLE                                       8282
ASTORIA FINANCIAL CORP         COM              046265104     1615    98000 SH       SOLE                                      98000
BALL CORP                      COM              058498106     3710    89200 SH       SOLE                                      89200
BANK OF AMERICA CORP           COM              060505104     1044    74171 SH       SOLE                                      74171
BECTON DICKINSON & CO          COM              075887109     1423    20800 SH       SOLE                                      20800
BIOGEN IDEC INC                COM              09062X103     2105    44200 SH       SOLE                                      44200
BOEING CO.                     COM              097023105     2347    55000 SH       SOLE                                      55000
CHEVRON CORP                   COM              166764100     3173    42902 SH       SOLE                                      42902
CITIGROUP INC                  COM              172967101      344    51335 SH       SOLE                                      51335
CROWN HOLDINGS INC.            COM              228368106     4161   216700 SH       SOLE                                     216700
DEAN FOODS CO                  COM              242370104      591    32900 SH       SOLE                                      32900
DIAGEO PLC-SPON ADR            COM              25243Q205     2099    37000 SH       SOLE                                      37000
DIRECTV GROUP INC (THE)        COM              25459L106     3324   145100 SH       SOLE                                     145100
DOW CHEMICAL                   COM              260543103     1406    93200 SH       SOLE                                      93200
DRESSER-RAND GROUP INC         COM              261608103     1808   104800 SH       SOLE                                     104800
EDWARDS LIFESCIENCES CORP      COM              28176E108     3638    66200 SH       SOLE                                      66200
ENCANA CORP                    COM              292505104     1348    29004 SH       SOLE                                      29004
ENSCO INTERNATIONAL INC        COM              26874Q100      247     8700 SH       SOLE                                       8700
FRANKLIN RESOURCES INC         COM              354613101     1864    29228 SH       SOLE                                      29228
FREEPORT-MCMORAN COPPER        COM              35671D857      621    25400 SH       SOLE                                      25400
GENZYME CORP                   COM              372917104      332     5000 SH       SOLE                                       5000
HUDSON CITY BANCORP INC        COM              443683107     3586   224700 SH       SOLE                                     224700
IBM CORPORATION                COM              459200101     1412    16781 SH       SOLE                                      16781
JPMORGAN CHASE & CO            COM              46625H100     3136    99450 SH       SOLE                                      99450
MACY'S INC                     COM              55616P104     1802   174100 SH       SOLE                                     174100
NAVISTAR INTERNATIONAL         COM              63934E108     1548    72400 SH       SOLE                                      72400
NORTHROP GRUMMAN CORP          COM              666807102     1748    38800 SH       SOLE                                      38800
OLIN CORP                      COM              680665205     1157    64000 SH       SOLE                                      64000
PRECISION CASTPARTS CORP       COM              740189105     2314    38900 SH       SOLE                                      38900
SHIRE PLC-ADR                  COM              82481R106     2024    45200 SH       SOLE                                      45200
SMURFIT-STONE CONTAINER CORP   COM              832727101       26   100400 SH       SOLE                                     100400
STATE STREET CORP              COM              857477103     2018    51300 SH       SOLE                                      51300
TEEKAY CORPORATION             COM              Y8564W103     1975   100500 SH       SOLE                                     100500
TEMPLE-INLAND INC              COM              879868107      194    40400 SH       SOLE                                      40400
TEXTRON INC                    COM              883203101      718    51800 SH       SOLE                                      51800
THE TRAVELERS COS INC          COM              89417E109     1298    28722 SH       SOLE                                      28722
TYCO INTERNATIONAL LTD         COM              G9143X208      374    17318 SH       SOLE                                      17318
UNITEDHEALTH GROUP INC         COM              91324P102     1246    46860 SH       SOLE                                      46860
US BANCORP                     COM              902973304     1439    57539 SH       SOLE                                      57539
VALSPAR CORP                   COM              920355104     1473    81400 SH       SOLE                                      81400
WABCO HOLDINGS INC             COM              92927K102      742    46992 SH       SOLE                                      46992